PARTNERS' CAPITAL - Partners' Capital and Schedule of Units (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rollforwards of the number of partner units
Units, beginning balance	67,827,194	60,037,014	54,581,169
Subordinated units conversion	0
Units issued in connection with offering	5,500,000	7,475,000	5,408,337
Contribution from General Partner	112,245	152,551	108,337
Net units issued under SMLP LTIP	142,869	162,629	47,508
Units, ending balance	73,582,308	67,827,194	60,037,014
Common
Rollforwards of the number of partner units
Units, beginning balance	42,062,644	34,426,513	29,079,866
Subordinated units conversion	24,409,850
Units issued in connection with offering	5,500,000	7,475,000	5,300,000
Contribution from General Partner	0	0	0
Net units issued under SMLP LTIP	138,627	161,131	46,647
Units, ending balance	72,111,121	42,062,644	34,426,513
Subordinated
Rollforwards of the number of partner units
Units, beginning balance	24,409,850	24,409,850	24,409,850
Subordinated units conversion	(24,409,850)
Units issued in connection with offering	0	0	0
Contribution from General Partner	0	0	0
Net units issued under SMLP LTIP	0	0	0
Units, ending balance	0	24,409,850	24,409,850
General Partner
Rollforwards of the number of partner units
Units, beginning balance	1,354,700	1,200,651	1,091,453
Subordinated units conversion	0
Units issued in connection with offering	0	0	0
Contribution from General Partner	112,245	152,551	108,337
Net units issued under SMLP LTIP	4,242	1,498	861
Units, ending balance	1,471,187	1,354,700	1,200,651